INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventories
Total inventories	$ 2,975,735	¥ 20,459,668	¥ 20,547,556
Gross
Inventories
Raw materials		8,362,697	7,619,265
Work-in-progress		8,684,506	8,193,656
Finished goods		3,280,641	4,417,202
Spare parts		879,794	731,621
Packaging materials and others		63,227	43,064
Total inventories		21,270,865	21,004,808
Provision for impairment
Inventories
Total inventories		¥ (811,197)	¥ (457,252)	¥ (719,560)